SCHEDULE OF BALANCE WITH RELATED PARTIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other accounts payable	$ (31,000)	$ (152,000)
Trade payables	(10,127)
Trade payables	10,127
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Salary and related	(219,000)	(99,000)
Directors [member]
IfrsStatementLineItems [Line Items]
Salary and related		(82,000)
Shareholders [member]
IfrsStatementLineItems [Line Items]
Borrowings from related parties		(710,000)
Other accounts payable	(3,000)	(56,000)
Trade payables	(58,000)
Trade payables	58,000
Derivatives	(476,000)
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Other receivables	15,000	59,000
Investment in subsidiary	115,000	221,000
Related parties [member]
IfrsStatementLineItems [Line Items]
Total	$ (626,000)	$ (667,000)